SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total revenues, net	$ 2,141,174	$ 2,050,909	$ 4,130,341	$ 4,021,140
Income tax expense	(16,593)	(5,300)	(27,587)	(12,658)
Interest expense	(19,748)	(10,833)	(41,460)	(22,449)
Depreciation	(23,142)	(25,696)	(47,445)	(48,229)
Amortization of intangible assets	(2,574)	(2,773)	(5,190)	(5,615)
Mark to market (losses) gains	(1,035)	6,991	(1,857)	8,129
Gain on asset sales	10,387	7,816	14,554	7,816
Incremental charges on biological assets related to the acquisition of Legacy Dole	0	(17,431)	0	(34,944)
Cyber-related incident	(571)	0	(5,321)	0
Other items	(190)	(116)	(863)	752
Income from continuing operations	63,745	59,600	98,734	88,239
Loss from discontinued operations, net of income taxes	(11,438)	(11,195)	(25,944)	(36,425)
Net income	52,307	48,405	72,790	51,814
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax expense	(2,172)	(1,161)	(2,656)	(1,722)
Interest expense	(750)	(1,046)	(2,059)	(1,601)
Depreciation	(1,903)	(2,042)	(3,664)	(3,635)
Amortization of intangible assets	(645)	(624)	(1,256)	(1,290)
Other items	0	12	470	0
Fresh Fruit
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	65,816	56,308	135,027	116,705
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	42,603	38,434	66,009	57,711
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment Adjusted EBITDA:	14,262	17,061	22,032	29,269
Operating Segments
Segment Reporting Information [Line Items]
Total revenues, net	2,172,317	2,103,879	4,192,078	4,108,529
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenues, net	839,043	805,831	1,637,953	1,555,634
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenues, net	915,629	849,848	1,713,729	1,641,003
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenues, net	417,645	448,200	840,396	911,892
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenues, net	$ (31,143)	$ (52,970)	$ (61,737)	$ (87,389)